Acquisition of IPA Europe - Summary of Changes in Value of Deferred Payments (Details) - IPA Europe - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Business Combinations [Line Items]
Beginning balance	$ 498	$ 1,894
Accretion expense		133
Repayment	(503)	(1,540)
Foreign exchange	5	11
Ending balance	$ 0	$ 498